Write-Down and Loss on Sale of Vessels (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2017	Jun. 30, 2017	May 17, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Write-down and loss on sales of vessels				$ 50,600	$ 38,976	$ 0
Proceeds from sale of vessels				20,580	94,311	$ 0
Centrofin
Property, Plant and Equipment [Line Items]
Write-down and loss on sales of vessels					27,400
Proceeds from sale of vessels			$ 94,300
Asian Spirit
Property, Plant and Equipment [Line Items]
Write-down and loss on sales of vessels					11,500
Proceeds from sale of vessels					$ 20,600
European Spirit
Property, Plant and Equipment [Line Items]
Write-down and loss on sales of vessels				12,600
Extension option period		1 year
African Spirit
Property, Plant and Equipment [Line Items]
Write-down and loss on sales of vessels				12,500
Extension option period	1 year
Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Write-down and loss on sales of vessels				25,500
Cancellation option period	13 years
Teide Spirit and Toledo Spirit | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Estimated fair values of vessels				$ 52,300